Prepayments and other assets	12 Months Ended
Jun. 30, 2023
Prepayments and other assets [Abstract]
Prepayments and other assets	Note 13. Prepayments and other assets
	Consolidated
	30 June 2023	30 June 2022
	US$’000	US$’000

Current assets
Security deposits	2,420	18,972
Prepayments	11,373	7,658

	13,793	26,630